Consolidated Balance Sheets - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014
Current assets (Note 2):
Cash and cash equivalents (Notes 4 and 8)	¥ 849,174	¥ 984,463
Short-term investments (Note 8)	36,342	38,949
Notes and accounts receivable, trade (Note 3)	2,663,012	2,509,030
Allowance for doubtful accounts (Note 21)	(43,230)	(46,893)
Accounts receivable, other	408,051	345,197
Inventories (Note 5)	390,523	415,309
Prepaid expenses and other current assets (Note 20)	434,023	394,294
Deferred income taxes (Note 12)	219,333	220,662
Total current assets	4,957,228	4,861,011
Property, plant and equipment (Notes 2 and 17):
Telecommunications equipment	12,592,070	12,959,564
Telecommunications service lines	15,647,879	15,408,604
Buildings and structures	6,107,299	6,060,129
Machinery, vessels and tools	1,995,879	1,949,903
Land (Note 9)	1,299,072	1,238,742
Construction in progress	404,698	359,014
Property, plant and equipment, gross, total	38,046,897	37,975,956
Accumulated depreciation	(28,245,427)	(28,136,268)
Net property, plant and equipment	9,801,470	9,839,688
Investments and other assets (Note 2):
Investments in affiliated companies (Note 7)	542,247	521,634
Marketable securities and other investments (Note 8)	515,580	407,766
Goodwill (Note 9)	1,186,161	1,086,636
Software (Note 9)	1,247,956	1,309,912
Other intangible assets (Note 9)	413,552	401,194
Other assets (Notes 11 and 20)	1,448,296	1,195,608
Deferred income taxes (Note 12)	589,937	661,500
Total investments and other assets	5,943,729	5,584,250
Total assets	20,702,427	20,284,949
Current liabilities (Note 2):
Short-term borrowings (Note 10)	330,423	269,444
Current portion of long-term debt (Notes 10 and 20)	370,279	425,351
Accounts payable, trade (Note 3)	1,579,572	1,540,249
Current portion of obligations under capital leases (Note 17)	20,604	16,929
Accrued payroll	429,440	448,061
Accrued taxes on income	124,861	256,994
Accrued consumption tax	148,168	47,376
Advances received	243,263	266,743
Other (Notes 12 and 20)	475,078	405,677
Total current liabilities	3,721,688	3,676,824
Long-term liabilities (Note 2):
Long-term debt (excluding current portion) (Notes 10 and 20)	3,688,825	3,483,673
Obligations under capital leases (excluding current portion) (Note 17)	34,382	35,951
Liability for employees' retirement benefits (Note 11)	1,387,962	1,327,873
Accrued liabilities for point programs	108,099	130,466
Deferred income taxes (Note 12)	196,853	233,151
Other (Note 20)	486,536	446,293
Total long-term liabilities	5,902,657	5,657,407
Redeemable noncontrolling interests (Note 2):	28,272	25,912
Nippon Telegraph and Telephone Corporation ("NTT") shareholders' equity
Common stock, no par value- Authorized-6,192,920,900 shares Issued-1,136,697,235 shares in 2014 and 1,136,697,235 shares in 2015	937,950	937,950
Additional paid-in capital (Note 14)	2,846,723	2,827,010
Retained earnings (Notes 7 and 14)	5,126,657	4,808,361
Accumulated other comprehensive income (loss) (Notes 8, 11, 14 and 20)	268,232	94,966
Treasury stock, at cost (Note 14)- 26,650,807 shares in 2014 and 78,097,606 shares in 2015	(497,702)	(156,933)
Total NTT shareholders' equity	8,681,860	8,511,354
Noncontrolling interests	2,367,950	2,413,452
Total equity	¥ 11,049,810	¥ 10,924,806
Commitments and contingent liabilities (Note 22):
Total liabilities and equity	¥ 20,702,427	¥ 20,284,949